Commitments and Contingencies (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Commitments and Contingencies

13. Commitments and Contingencies

In accordance with Structured Receivables Finance #6, LLC, a permanent financing VIE (“SRF6”) (Note 9), the Company is required to fund a Hedge Breakage Reserve Account to the extent that the Lender has entered into hedges and such hedges subsequently incur negative valuations.  The Hedge Breakage Reserve Account serves as collateral in the event the Company elects to repay in full the associated VIE debt issued by the permanent financing trust and the Lender incurs costs from the early termination of any related hedges. As of December 31, 2012 and September 30, 2013, this account had a balance of $11,847 and $3,682, respectively.  The Lender also has a Right of First Refusal to purchase 25% of any securitization notes at current market terms when such a securitization contains Eligible Receivables financed under the SRF6 Loan Agreement.

The Company had an arrangement (the “Arrangement”) with a counterparty for the sale of LCSS assets that meet certain eligibility criteria.  The Arrangement called for the counterparty to utilize funds raised of up to $50,000 to purchase LCSS assets from the Company.  The Arrangement expired on June 30, 2012.  For the year ended December 31, 2012, the counterparty purchased approximately $3,150 of LCSS assets from the Company which substantially met the counterparty’s current purchase capacity.  Pursuant to the Arrangement, the Company also has a borrowing agreement (the “Borrowing Agreement”) with the counterparty that gives the counterparty a borrowing base to draw on from the Company for the purchase of LCSS assets.  The borrowing capacity is capped at a percentage of total funds raised by the counterparty or $11,300, whichever is lower.  As of December 31, 2012 and September 30, 2013, the amount owed from the counterparty pursuant to this Borrowing Agreement is approximately $8,637 and $9,008, respectively and is earning interest at an annual rate of 5.35% and is included in other receivables, net of allowance for losses in the Company’s condensed consolidated balance sheets.

The Arrangement also has put options, which expire on December 30, 2019 and 2020, that gives the counterparty the option to sell purchased LCSS assets back to the Company.  The put options, if exercised by the counterparty, require the Company to purchase LCSS assets at a target IRR of 3.5% above the original target IRR paid by the counterparty.

In the normal course of business, the Company is subject to various legal proceedings and claims, the resolution of which, in management’s opinion, will not have a material adverse effect on the financial position, the results of operations or cash flows of the Company.

23. Commitments and Contingencies

In accordance with the SRF6 facility, the Company is required to fund a Hedge Breakage Reserve Account to the extent that the Lender has entered into hedges and such hedges subsequently incur negative valuations. As of December 31, 2011 and 2012, this account had a balance of $8,305 and $11,847, respectively. The Lender also has a Right of First Refusal to purchase 25% of any securitization notes at current market terms when such a securitization contains Eligible Receivables financed under the SRF6 Loan Agreement.

The Company had an arrangement (the “Arrangement”) with a counterparty for the sale of LCSS assets that meet certain eligibility criteria. The Arrangement called for the counterparty to utilize funds raised of up to $50,000 to purchase LCSS assets from the Company. The Arrangement expired on June 30, 2012. For the years ended December 31, 2012 and 2011, the counterparty purchased approximately $3,150 and $4,700 of LCSS assets, respectively from the Company which substantially met the counterparty’s current purchase capacity. Pursuant to the Arrangement, the Company also has a borrowing agreement (the “Borrowing Agreement”) with the counterparty that gives the counterparty a borrowing base to draw on from the Company for the purchase of LCSS assets. The borrowing capacity is capped at a percentage of total funds raised by the counterparty or $11,300, whichever is lower. As of December 31, 2011 and 2012, the amount owed from the counterparty pursuant to this Borrowing Agreement is approximately $9,100 and $8,637, respectively and is earning interest at an annual rate of 5.35% and is included in other receivables, net of allowance for losses in the Company’s consolidated balance sheets (Note 9).

The Arrangement also has put options, which expire on December 30, 2019 and 2020, that gives the counterparty the option to sell purchased LCSS assets back to the Company. The put options, if exercised by the counterparty, require the Company to purchase LCSS assets at a target IRR of 3.5% above the original target IRR paid by the counterparty.

In the normal course of business, the Company is subject to various legal proceedings and claims, the resolution of which, in management’s opinion, will not have a material adverse effect on the financial position, the results of operations or cash flows of the Company.